ACQUISITION (Details 1)	Jun. 30, 2015 CAD
Acquisition Details 1
Prepaid expenses	CAD 191,584
Fixed assets	138,049
Mining rights	1,035,818
Accounts payable	(111,275)
Asset retirement obligation	(107,749)
Note payable	(125,451)
Accumulated comprehensive income	114,446
Due to Company	(5,296,228)
Adjustment to Additional Paid in Capital	CAD (4,160,806)